UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York            August 11, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      80

Form 13F Information Table Value Total:     $159,658 (in thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                  June 30, 2006

(ITEM 1)                      (ITEM 2)       (ITEM 3)   (ITEM 4)          (ITEM 5)       (ITEM 6)  (ITEM 7)        (ITEM 8)
                                                                                                               VOTING AUTHORITY
                                                        FAIR                                                       (SHARES)
NAME                          TITLE                     MARKET      SHARES OR                               ----------------------
OF                            OF             CUSIP      VALUE       PRINCIPAL  SH/  PUT/  INVSTMT   OTHER   SOLE  SHARED    NONE
ISSUER                        CLASS          NUMBER     (x $1,000)  AMOUNT     PRN  CALL  DISCRTN   MNGRS   (A)    (B)      (C)
----------------------        ------         ---------  ----------  ---------  ---  ----  -------   -----   ----  ------  --------
3M CO                         COM            88579Y101   1,800       22,287    SH         SOLE      NONE     0      0       22,287
AEGON N V                     ORD AMER REG   007924103     177       10,368    SH         SOLE      NONE     0      0       10,368
AFLAC INC                     COM            001055102   4,814      103,872    SH         SOLE      NONE     0      0      103,872
ALTRIA GROUP INC              COM            02209S103   4,413       60,100    SH         SOLE      NONE     0      0       60,100
AMERICAN EXPRESS CO           COM            025816109   5,279       99,200    SH         SOLE      NONE     0      0       99,200
AMERICAN INTL GROUP INC       COM            026874107   4,133       69,995    SH         SOLE      NONE     0      0       69,995
AMERIPRISE FINL INC           COM            03076C106     734       16,436    SH         SOLE      NONE     0      0       16,436
AT & T INC                    COM            00206R102     207        7,406    SH         SOLE      NONE     0      0        7,406
BANK OF AMERICA CORPORATION   COM            060505104     250        5,204    SH         SOLE      NONE     0      0        5,204
BANKRATE INC                  COM            06646V108   1,182       31,300    SH         SOLE      NONE     0      0       31,300
BELLSOUTH CORP                COM            079860102   2,733       75,488    SH         SOLE      NONE     0      0       75,488
BELO CORP                     SER A          080555105   1,014       65,000    SH         SOLE      NONE     0      0       65,000
BERKSHIRE HATHAWAY INC DEL    CL A           084670108   1,192           13    SH         SOLE      NONE     0      0           13
BERKSHIRE HATHAWAY INC DEL    CL B           084670207   1,725          567    SH         SOLE      NONE     0      0          567
BP PLC                        SPONSORED ADR  055622104   3,410       48,993    SH         SOLE      NONE     0      0       48,993
BRIGGS & STRATTON CORP        COM            109043109     602       19,335    SH         SOLE      NONE     0      0       19,335
BRISTOL MYERS SQUIBB CO       COM            110122108     615       23,800    SH         SOLE      NONE     0      0       23,800
BURLINGTON NORTHN SANTA FE C  COM            12189T104     634        8,000    SH         SOLE      NONE     0      0        8,000
CANADIAN NATL RY CO           COM            136375102     416        9,500    SH         SOLE      NONE     0      0        9,500
CARDINAL HEALTH INC           COM            14149Y108     502        7,800    SH         SOLE      NONE     0      0        7,800
CARNIVAL CORP                 PAIRED CTF     143658300   3,919       93,880    SH         SOLE      NONE     0      0       93,880
CATERPILLAR INC DEL           COM            149123101     342        4,592    SH         SOLE      NONE     0      0        4,592
CBS CORP NEW                  CL B           124857202   1,329       49,119    SH         SOLE      NONE     0      0       49,119
CHEVRON CORP NEW              COM            166764100   3,155       50,833    SH         SOLE      NONE     0      0       50,833
CHUBB CORP                    COM            171232101   4,604       92,258    SH         SOLE      NONE     0      0       92,258
CISCO SYS INC                 COM            17275R102     233       11,928    SH         SOLE      NONE     0      0       11,928
CITIGROUP INC                 COM            172967101   5,740      118,956    SH         SOLE      NONE     0      0      118,956
COCA COLA CO                  COM            191216100   1,174       27,300    SH         SOLE      NONE     0      0       27,300
COMCAST CORP NEW              CL A           20030N101     617       18,832    SH         SOLE      NONE     0      0       18,832
CONOCOPHILLIPS                COM            20825C104   1,166       17,788    SH         SOLE      NONE     0      0       17,788
DEERE & CO                    COM            244199105   2,814       33,700    SH         SOLE      NONE     0      0       33,700
DEVON ENERGY CORP NEW         COM            25179M103     846       14,000    SH         SOLE      NONE     0      0       14,000
DISNEY WALT CO                COM DISNEY     254687106     384       12,802    SH         SOLE      NONE     0      0       12,802
DOVER CORP                    COM            260003108   3,751       75,894    SH         SOLE      NONE     0      0       75,894
DOW CHEM CO                   COM            260543103     297        7,600    SH         SOLE      NONE     0      0        7,600
DU PONT E I DE NEMOURS & CO   COM            263534109     211        5,068    SH         SOLE      NONE     0      0        5,068
EMERSON ELEC CO               COM            291011104     418        4,989    SH         SOLE      NONE     0      0        4,989
EXXON MOBIL CORP              COM            30231G102  13,793      224,820    SH         SOLE      NONE     0      0      224,820
GEMSTAR-TV GUIDE INTL INC     COM            36866W106     202       57,501    SH         SOLE      NONE     0      0       57,501
GENERAL ELECTRIC CO           COM            369604103   5,310      161,098    SH         SOLE      NONE     0      0      161,098
INTEL CORP                    COM            458140100     224       11,800    SH         SOLE      NONE     0      0       11,800
INTERNATIONAL BUSINESS MACHS  COM            459200101     357        4,650    SH         SOLE      NONE     0      0        4,650
JOHNSON & JOHNSON             COM            478160104   2,458       41,014    SH         SOLE      NONE     0      0       41,014
LEHMAN BROS HLDGS INC         COM            524908100     964       14,800    SH         SOLE      NONE     0      0       14,800
LOEWS CORP                    COM            540424108     234        6,600    SH         SOLE      NONE     0      0        6,600
MCGRAW HILL COS INC           COM            580645109     338        6,720    SH         SOLE      NONE     0      0        6,720
MEDIA GENL INC                CL A           584404107   3,277       78,218    SH         SOLE      NONE     0      0       78,218
MELLON FINL CORP              COM            58551A108     732       21,267    SH         SOLE      NONE     0      0       21,267
MERCK & CO INC                COM            589331107   2,394       65,725    SH         SOLE      NONE     0      0       65,725
MORGAN STANLEY                COM NEW        617446448   1,575       24,918    SH         SOLE      NONE     0      0       24,918
MOTOROLA INC                  COM            620076109     245       12,168    SH         SOLE      NONE     0      0       12,168
NEWS CORP                     CL B           65248E203     571       28,300    SH         SOLE      NONE     0      0       28,300
NORTEL NETWORKS CORP NEW      COM            656568102      22       10,000    SH         SOLE      NONE     0      0       10,000
NORTHEAST UTILS               COM            664397106     207       10,000    SH         SOLE      NONE     0      0       10,000
NORTHERN TR CORP              COM            665859104   1,459       26,390    SH         SOLE      NONE     0      0       26,390
NUCOR CORP                    COM            670346105     366        6,750    SH         SOLE      NONE     0      0        6,750
PEPSICO INC                   COM            713448108     766       12,755    SH         SOLE      NONE     0      0       12,755
PFIZER INC                    COM            717081103   2,943      125,397    SH         SOLE      NONE     0      0      125,397
POTASH CORP SASK INC          COM            73755L107   3,319       38,607    SH         SOLE      NONE     0      0       38,607
PROCTER & GAMBLE CO           COM            742718109   4,616       83,021    SH         SOLE      NONE     0      0       83,021
QUALCOMM INC                  COM            747525103     601       15,000    SH         SOLE      NONE     0      0       15,000
REGIS CORP MINN               COM            758932107   6,580      184,778    SH         SOLE      NONE     0      0      184,778
ROYAL DUTCH SHELL PLC         SPONS ADR A    780259206   3,346       49,958    SH         SOLE      NONE     0      0       49,958
SAFLINK CORP                  COM NEW        786578302   9,250       25,000    SH         SOLE      NONE     0      0       25,000
SCHLUMBERGER LTD              COM            806857108   3,468       53,264    SH         SOLE      NONE     0      0       53,264
SIGMA ALDRICH CORP            COM            826552101   4,698       64,670    SH         SOLE      NONE     0      0       64,670
SIRIUS SATELLITE RADIO INC    COM            82966U103      68       14,400    SH         SOLE      NONE     0      0       14,400
STATE STR CORP                COM            857477103     360        6,200    SH         SOLE      NONE     0      0        6,200
TIME WARNER INC               COM            887317105   3,029      175,084    SH         SOLE      NONE     0      0      175,084
TYCO INTL LTD NEW             COM            902124106   4,482      162,976    SH         SOLE      NONE     0      0      162,976
US BANCORP DEL                COM NEW        902973304     651       21,083    SH         SOLE      NONE     0      0       21,083
UNITED TECHNOLOGIES CORP      COM            913017109     279        4,400    SH         SOLE      NONE     0      0        4,400
VERIZON COMMUNICATIONS        COM            92343V104     425       12,686    SH         SOLE      NONE     0      0       12,686
VERTRUE INC                   COM            92534N101     430       10,000    SH         SOLE      NONE     0      0       10,000
VIACOM INC NEW                CL B           92553P201   1,735       48,419    SH         SOLE      NONE     0      0       48,419
VODAFONE GROUP PLC NEW        SPONSORED ADR  92857W100     484       22,705    SH         SOLE      NONE     0      0       22,705
WACHOVIA CORP 2ND NEW         COM            929903102     644       11,900    SH         SOLE      NONE     0      0       11,900
WELLS FARGO & CO NEW          COM            949746101   1,447       21,578    SH         SOLE      NONE     0      0       21,578
WILMINGTON TRUST CORP         COM            971807102   4,126       97,815    SH         SOLE      NONE     0      0       97,815
WYETH                         COM            983024100     351        7,900    SH         SOLE      NONE     0      0        7,900






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